LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Severance-pay funds	$ 11,860	$ 13,615
Long-term bank deposit	12,500	12,500
Investments in privately- held companies	15,725	9,830
Long-term investments, total	$ 40,085	$ 35,945